Related party transactions (Details)		12 Months Ended
	Jan. 07, 2016 USD ($)	Dec. 31, 2017 CHF (SFr) shares	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2015 CHF (SFr) shares	Dec. 31, 2014
Disclosure of transactions between related parties [line items]
Short term benefits		SFr 1,857,626	SFr 1,880,343	SFr 1,632,606
Post-employee benefits years		94,839	88,838	78,721
Share-based payment charge		263,306	321,361	237,708
Total		SFr 2,215,771	SFr 2,290,542	SFr 1,949,035
Number of options outstanding (in shares) | shares		2,251,540	1,038,140	629,010
Number of share options granted (in shares) | shares		1,918,100	555,660
Grant price (in USD per share)		SFr 0.82	SFr 1.99
Payroll charge		354,851	290,783	SFr 311,671
Executive Management
Disclosure of transactions between related parties [line items]
Total compensation paid to management		1,973,167	1,871,406	1,619,208
Short term benefits		1,576,864	1,554,850	1,363,796
Post-employee benefits years		94,839	88,838	78,721
Share-based payment charge		190,659	217,981	176,691
Total		1,862,362	1,861,669	1,619,208
Board of Directors
Disclosure of transactions between related parties [line items]
Total compensation paid to management		337,619	364,276	329,827
Short term benefits		280,762	325,493	268,810
Post-employee benefits years		0	0	0
Share-based payment charge		72,647	103,380	61,017
Total		SFr 353,409	SFr 428,873	SFr 329,827
Number of options outstanding (in shares) | shares		1,782,605	656,355	457,510
Equity Incentive Plan
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | shares		1,918,100	555,660
Equity Incentive Plan | Restricted shares
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares)			0	25,813	0
Grant price (in USD per share) | $	$ 7.08
Payroll charge				SFr 188,092
Sale restriction period	3 years